CONSOLIDATED SEGMENT DATA	12 Months Ended
Dec. 31, 2014
CONSOLIDATED SEGMENT DATA [Text Block]

19. CONSOLIDATED SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

Selected information by segment is presented in the following tables for the years ended December 31, 2014, 2013 and 2012.

	2014	2013	2012
Revenues (1)
TIT Segment	$42,547,458	$28,424,862	$39,869,397
CBT Segment	25,610,241	47,720,522	46,508,058
	$68,157,699	$76,145,384	$86,377,455

(1) Revenues by operating segments exclude intercompany transactions.

	2014	2013	2012
Loss from operations:
TIT Segment	$(13,725,325)	$(73,626,439)	$(25,274,513)
CBT Segment	(14,876,016)	(45,416,339)	(59,418,092)
Corporate and others (2)	(1,358,023)	(333,801)	(1,056,627)
Loss from operations	(29,959,364)	(119,376,579)	(85,749,232)

Corporate other (expenses) income, net	1,976,333	4,160,238	173,138
Corporate interest income	435,381	460,381	343,289
Corporate interest expense	(6,593,549)	(5,553,522)	(4,646,818)
Loss from operations before income taxes	(34,141,199)	(120,309,482)	(89,810,304)

Income tax benefit (expense)	4,388,901	(1,896,545)	(812,254)

Net loss	(29,752,298)	(122,206,027)	(90,622,558)

Net lo ss attributable to the non-controlling interest	520,951	2,969,204	992,050
Net loss attributable to the Company	$(29,231,347)	$(119,236,823)	$(89,630,508)

(2) Includes non-cash compensation, professional fees and consultancy fees for the Company.
Non-cash employee compensation by segment as of December 31, 2014, 2013 and 2012 are as follows:

	2014	2013	2012
Non-cash employee compensation:
TIT Segment	$81,615	$575,000	$-
CBT Segment	-	6,325,000	-
	$81,615	$6,900,000	$-

Depreciation and amortization by segment for the years ended December 31, 2014, 2013 and 2012 are as follows:

	2014	2013	2012
Depreciation and amortization:
TIT Segment	$2,134,119	$5,026,735	$8,726,746
CBT Segment	2,513,790	5,470,520	5,055,823
Corporate and others	119,078	104,165	42,584
	$4,766,987	$10,601,420	$13,825,153

	2014	2013	2012
Provisions for losses on accounts receivable:
TIT Segment	$5,762,176	$37,557,081	$11,378,371
CBT Segment	3,287,604	30,655,158	16,503,749
Corporate and others	8,232
	$9,058,012	$68,212,239	$27,882,120

	2014	2013	2012
Inventory (recovery) provision:
TIT Segment	$508,272	$(45,900)	$33,833
CBT Segment	3,499,624	933,425	2,201,741
	$4,007,896	$887,525	$2,235,574

	2014	2013	2012
Investment in long-lived assets
TIT Segment	$1,806,351	$2,714,684	$2,426,602
CBT Segment	1,783,141	1,204,281	3,073,164
Corporate and others		- 594,929	-
	$3,589,492	$4,513,894	$5,499,766

Total assets by segment as at December 31, 2014 and 2013 are as follows:

	2014	2013	2012
Total assets
TIT Segment	$91,724,878	$88,072,260	156,538,182
CBT Segment	86,444,794	99,721,203	130,706,354
Corporate and others	1,236,137	1,445,527	177,353
	$179,405,809	$189,238,990	287,421,889